Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Summary of reconciliation of carrying amounts of intangible assets

	Internally
	generated	Internally	Purchased rights,
	/acquired	developed	licenses,
in EUR k	biomarkers	databases	software	Total
Cost
As of Jan 1, 2020	12,022	6,502	3,010	21,534
Additions	1,900	2,717	2,040	6,657
Deconsolidation	—	—	(151)	(151)
As of Dec 31, 2020	13,922	9,219	4,899	28,040
Additions	749	1,652	386	2,787
Reclassification	(297)	297	—	—
As of Dec 31, 2021	14,374	11,168	5,285	30,827
Additions	162	1,515	50	1,727
As of Dec 31, 2022	14,536	12,683	5,335	32,554

Accumulated amortization and impairment
As of Jan 1, 2020	3,831	1,770	1,788	7,389
Amortization and impairment	6,917	943	508	8,368
Deconsolidation	—	—	(124)	(124)
As of Dec 31, 2020	10,748	2,713	2,172	15,633
Amortization and impairment	2,149	1,991	1,860	6,000
Reclassification	(68)	68	—	—
As of Dec 31, 2021	12,829	4,772	4,032	21,633
Amortization and impairment	801	1,845	875	3,521
As of Dec 31, 2022	13,630	6,617	4,907	25,154

Carrying amounts
As of Dec 31, 2020	3,174	6,506	2,727	12,407
As of Dec 31, 2021	1,545	6,396	1,253	9,194
As of Dec 31, 2022	906	6,066	428	7,400